Basis of preparation of condensed consolidated interim financial statements (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
USD [Member]
IfrsStatementLineItems [Line Items]
Closing rate	5.4571		5.4571		6.1923
Average rate	5.6661	5.2129	5.7591	5.0843
CAD [Member]
IfrsStatementLineItems [Line Items]
Closing rate	4.0067		4.0067		4.3047
Average rate	4.0932	3.8107	4.0867	3.7426
EUR [Member]
IfrsStatementLineItems [Line Items]
Closing rate	6.4230		6.4230		6.4363
Average rate	6.4236	5.6132	6.2922	5.4969